Fair Value of Financial Assets and Liabilities - Impact of Valuation Sensitivity (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Financial assets:
Derivative financial instruments	¥ 3,885,271	¥ 4,063,982
Financial assets at fair value through profit or loss	1,547,672	1,599,093
Available-for-sale financial assets	20,122,616	17,900,518
Financial liabilities:
Derivative financial instruments	3,498,016	3,889,694
Others	6,691,042	7,201,137
At fair value [member]
Financial assets:
Derivative financial instruments	3,886,964	4,063,982
Financial assets at fair value through profit or loss	1,547,672	1,599,093
Available-for-sale financial assets	20,231,498	17,900,518
Financial liabilities:
Derivative financial instruments	3,503,987	3,889,694
Others	7,492	23,251
At fair value [member] | Currency derivatives [member]
Financial assets:
Derivative financial instruments	1,724,401	1,666,327
Financial liabilities:
Derivative financial instruments	1,406,792	1,588,044
At fair value [member] | Equity derivatives [member]
Financial assets:
Derivative financial instruments	71,344	60,395
Financial liabilities:
Derivative financial instruments	105,349	77,197
At fair value [member] | Credit derivatives [member]
Financial assets:
Derivative financial instruments	12,049	10,344
Financial liabilities:
Derivative financial instruments	8,465	8,358
At fair value [member] | Interest rate derivatives [member]
Financial assets:
Derivative financial instruments	2,072,654	2,315,237
Financial liabilities:
Derivative financial instruments	1,978,433	2,205,604
At fair value [member] | Debt instruments [member]
Financial assets:
Financial assets at fair value through profit or loss	1,528,921	1,582,957
Available-for-sale financial assets	3,350,757	2,932,833
At fair value [member] | Equity instruments [member]
Financial assets:
Financial assets at fair value through profit or loss	18,751	16,136
Available-for-sale financial assets	5,948,792	5,776,748
At fair value [member] | Level 3 [member]
Financial assets:
Derivative financial instruments	6,561	4,082
Financial assets at fair value through profit or loss	28,200	26,339
Available-for-sale financial assets	844,506	836,778
Financial liabilities:
Derivative financial instruments	436	21
Others	833	(303)
At fair value [member] | Level 3 [member] | Currency derivatives [member]
Financial assets:
Derivative financial instruments	14	22
Financial liabilities:
Derivative financial instruments	14	21
At fair value [member] | Level 3 [member] | Equity derivatives [member]
Financial assets:
Derivative financial instruments	1,880	1,327
At fair value [member] | Level 3 [member] | Credit derivatives [member]
Financial assets:
Derivative financial instruments	4,667	2,731
Financial liabilities:
Derivative financial instruments	422
Credit derivatives	422
At fair value [member] | Level 3 [member] | Interest rate derivatives [member]
Financial assets:
Derivative financial instruments		2
At fair value [member] | Level 3 [member] | Debt instruments [member]
Financial assets:
Financial assets at fair value through profit or loss	10,143	12,053
Available-for-sale financial assets	154	526
At fair value [member] | Level 3 [member] | Equity instruments [member]
Financial assets:
Financial assets at fair value through profit or loss	18,057	14,286
Available-for-sale financial assets	844,352	836,252
At fair value [member] | Level 3 [member] | Derivative financial liabilities [member] | Currency derivatives [member] | Recorded in profit and loss [member]
Financial liabilities:
Financial liabilities, Favorable changes	2	2
Financial liabilities, Unfavorable changes	80	92
At fair value [member] | Level 3 [member] | Derivative financial liabilities [member] | Credit derivatives [member] | Recorded in profit and loss [member]
Financial liabilities:
Financial liabilities, Favorable changes	35
Financial liabilities, Unfavorable changes	35
At fair value [member] | Level 3 [member] | Others-liabilities [member] | Recorded in profit and loss [member]
Financial liabilities:
Financial liabilities, Favorable changes	1,375	1,121
Financial liabilities, Unfavorable changes	3,090	1,716
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Currency derivatives [member] | Recorded in profit and loss [member]
Financial liabilities:
Financial assets, Favorable changes	80	93
Financial assets, Unfavorable changes	1	1
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Equity derivatives [member] | Recorded in profit and loss [member]
Financial liabilities:
Financial assets, Favorable changes	271	199
Financial assets, Unfavorable changes	310	254
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Credit derivatives [member] | Recorded in profit and loss [member]
Financial liabilities:
Financial assets, Favorable changes	4,515	6,706
Financial assets, Unfavorable changes	11,765	15,730
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Interest rate derivatives [member] | Recorded in profit and loss [member]
Financial liabilities:
Financial assets, Favorable changes		7
Financial assets, Unfavorable changes		2
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Debt instruments [member] | Recorded in profit and loss [member]
Financial liabilities:
Financial assets, Favorable changes	278	244
Financial assets, Unfavorable changes		26
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Equity instruments [member] | Recorded in profit and loss [member]
Financial liabilities:
Financial assets, Favorable changes	361	99
Financial assets, Unfavorable changes	336	99
At fair value [member] | Level 3 [member] | Available-for-sale financial assets [member] | Debt instruments [member] | Recorded in equity [member]
Financial liabilities:
Financial assets, Favorable changes	4	13
Financial assets, Unfavorable changes	2	13
At fair value [member] | Level 3 [member] | Available-for-sale financial assets [member] | Equity instruments [member] | Recorded in equity [member]
Financial liabilities:
Financial assets, Favorable changes	26,835	24,785
Financial assets, Unfavorable changes	¥ 25,290	¥ 24,137